Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand and petty cash	$ 470		$ 470
Checking accounts and demand deposits	2,609,421		915,134
Time deposits	1,503,760		3,788,480
Cash and cash equivalents	$ 4,113,651	$ 146,498	$ 4,704,084